Shareholder Fees - Class A Shares Class C Shares Class I Shares Class R Shares Class R6 Shares Class Y Shares - Victory INCORE Fund for Income	Mar. 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	1.00%	[2]
Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none
Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none
Class R6
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
[2]	Applies to shares sold within 12 months of purchase.